Deposits, Interest-Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest-bearing Deposits [Abstract]
NOW accounts	$ 185,364	$ 158,434
Savings and Money Market	286,937	230,672
Time [Abstract]
In denominations of $250,000 or less	165,834	175,334
In denominations of more than $250,000	40,827	34,424
Total time deposits	206,661	209,758
Total interest-bearing deposits	$ 678,962	$ 598,864